CAPITAL AND RESERVES - Public Offering and Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 28, 2021	Jun. 09, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Proceeds from issuing shares			$ 286,207	$ 300,880	$ 0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and sold (in shares)	1,380,000	2,300,000
Sale of stock, price per share (in usd per share)	$ 214	$ 135
Proceeds from issuing shares	$ 286,207	$ 300,880
Entity common stock, shares outstanding (in shares)			40,375,915